S000038877 [Member] Expense Example - FlexShares International Quality Dividend Dynamic Index Fund - FlexShares International Quality Dividend Dynamic Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	281
Expense Example, with Redemption, 10 Years	$ 637